Property and Equipment Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
Office equipment and computers	$961	$751
Furniture & Fixtures	2,756	2,584
Laboratory equipment	3,444	3,140
Leasehold improvements	8,118	7,549
	15,279	14,024
Less: accumulated depreciation	(5,995)	(5,017)
	$9,284	$9,007